Certnys

1-36270

Parasnand Madho
Director
Corporate Actions & Market Watch

[redacted]

13003820

NYSE EURONEXT

Received SEC
JAN 2 ? 2014
Washington, DC 20549

January 21, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Santander Consumer USA Holdings Inc., Common Stock, par value $0.01 per share . The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 21, 2014. Tentative listing date – January 23, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com